Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BISHOP STREET FUNDS
Entity Central Index Key	0000925737
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000015930
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	BSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hawaii Municipal Bond Fund, Class I Shares - $114514	Bloomberg US Municipal Bond Index (USD)* - $124942	ICE BofA 1-22 Year US Municipal Securities Index (USD) - $124040	Bloomberg Hawaii Municipal Index (TR) (USD) - $121684
Dec/14	$100000	$100000	$100000	$100000
Dec/15	$102611	$103301	$103073	$103349
Dec/16	$102287	$103557	$103317	$103357
Dec/17	$106116	$109200	$107997	$108326
Dec/18	$106815	$110600	$109465	$109602
Dec/19	$112893	$118934	$117009	$117192
Dec/20	$117243	$125133	$122593	$123394
Dec/21	$117968	$127032	$124096	$124428
Dec/22	$110084	$116201	$115734	$115837
Dec/23	$112790	$123640	$122274	$120451
Dec/24	$114514	$124942	$124040	$121684

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund, Class I Shares	1.53%	0.29%	1.36%
Bloomberg US Municipal Bond Index (USD)*	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (USD)	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)	1.02%	0.76%	1.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

In 2024, despite municipal interest rates ending the year higher, the municipal market closed with a positive return. Similar to the market, the Fund demonstrated strong performance in 2024.

The Class I Shares of the Fund returned 1.53% for the year, outperforming its benchmarks.

  Outperformed the ICE BofA 1-22 Year US Municipal Securities Index by 0.09%

  Outperformed the Bloomberg US Municipal Bond Index by 0.48%

  Outperformed the Bloomberg Hawaii Municipal Index by 0.51%

The Class I Share's out performance can be attributed to an overweight allocation in short maturities and a strategic extension into longer-term securities during the last quarter of 2024. While its focus on high-quality Hawaii municipal bonds presented challenges that restricted returns compared to the ICE BofA 1-22 Year Municipal Securities Index, the Class I Shares successfully outperformed its indices while generating tax-free income for its shareholders.

Looking forward, rising yields at all maturities have provided investors an opportunity to lock in near-decade high yields. We anticipate Hawaii municipal bonds to continue to generate good income for shareholders and potential for price appreciation if interest rates decline.

AssetsNet	$ 187,839,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 468
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$187,839	205	$468	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.8%
Education	6.9%
General Revenue	6.8%
Healthcare	8.7%
Transportation	9.7%
Airports	10.6%
Housing	10.6%
Water	14.5%
General Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of TotalNet AssetsFootnote Reference(A)
Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.6%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.4%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.1%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.8%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.5%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html
C000015931
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	BHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load - $10820	Class A Shares, Without Load - $11155	Bloomberg US Municipal Bond Index (USD)* - $12494	ICE BofA 1-22 Year US Municipal Securities Index (USD) - $12404	Bloomberg Hawaii Municipal Index (TR) (USD) - $12168
Dec/14	$9700	$10000	$10000	$10000	$10000
Dec/15	$9929	$10236	$10330	$10307	$10335
Dec/16	$9872	$10178	$10356	$10332	$10336
Dec/17	$10214	$10530	$10920	$10800	$10833
Dec/18	$10249	$10566	$11060	$10946	$10960
Dec/19	$10811	$11145	$11893	$11701	$11719
Dec/20	$11189	$11535	$12513	$12259	$12339
Dec/21	$11220	$11567	$12703	$12410	$12443
Dec/22	$10454	$10777	$11620	$11573	$11584
Dec/23	$10694	$11025	$12364	$12227	$12045
Dec/24	$10820	$11155	$12494	$12404	$12168

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund
Class A Shares, With Load	-1.88%	-0.59%	0.79%
Class A Shares, Without Load	1.18%	0.02%	1.10%
Bloomberg US Municipal Bond Index (USD)*	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (USD)	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)	1.02%	0.76%	1.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

In 2024, despite municipal interest rates ending the year higher, the municipal market closed with a positive return. Similar to the market, the Fund demonstrated strong performance in 2024.

The Class A Shares of the Fund returned 1.18% for the year:

  Underperformed the ICE BofA 1-22 Year US Municipal Securities Index by 0.26%

  Outperformed the Bloomberg US Municipal Bond Index by 0.13%

  Outperformed the Bloomberg Hawaii Municipal Index by 0.16%

The Class A Share’s underperformance relative to its index can be attributed to the high-quality Hawaii municipal bonds underperforming lower credit quality securities. The The Class A Share’s outperformance to the Bloomberg US Municipal Bond Index and the Bloomberg Hawaii Municipal Index can be attributed to an overweight allocation in short maturities and a strategic extension into longer-term securities during the last quarter of 2024.

Looking forward, rising yields at all maturities have provided investors an opportunity to lock in near-decade high yields. We anticipate Hawaii municipal bonds to continue to generate good income for shareholders and potential for price appreciation if interest rates decline.

AssetsNet	$ 187,839,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 468
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$187,839	205	$468	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.8%
Education	6.9%
General Revenue	6.8%
Healthcare	8.7%
Transportation	9.7%
Airports	10.6%
Housing	10.6%
Water	14.5%
General Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.6%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.4%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.1%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.8%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.5%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html